Thrivent Small Cap Value ETF Annual Fund Operating Expenses - Thrivent Small Cap Value ETF - None	Apr. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.60%

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for its first full fiscal year.